Convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Convertible bonds, non-current
Convertible bonds	¥ 5,084,362	$ 779,213	¥ 5,008,571
Notes due 2025
Convertible bonds, non-current
Convertible bonds	2,679,216		2,646,642
Notes due 2026
Convertible bonds, non-current
Convertible bonds	2,405,146		2,361,929
Long-term Debt [Member]
Convertible bonds, non-current
Convertible bonds	¥ 5,084,362		¥ 5,008,571